Note 1 - Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 71-0335111 001 [Member]
Notes to Financial Statements
EBP, Description of Plan [Text Block]
1.	Description of Plan

The following description of the J.B. Hunt Transport Services, Inc. (the “Company” or “Employer”) Employee Retirement Plan (the “Plan”) is provided for general information purposes only. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.

General

The purpose of the Plan is to provide additional incentive and retirement security for eligible employees of the Company by permitting contributions to the Plan that are tax deferred under Section 401(k) of the Internal Revenue Code (IRC). All employees, other than employees covered by a collective bargaining agreement, non-resident aliens, leased employees, and independent contractors, are eligible to make salary reduction contributions immediately following their employment commencement date. Each employee that has completed one year of qualifying service is eligible to receive matching contributions. The Plan is a defined contribution plan subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA).

Contributions

Each year, participants may defer from 1% up to 50% of pretax annual compensation, as defined in the Plan document (not to exceed limits determined under Sections 402(g) and 415(c) of the IRC). Participants who have attained age 50 before the end of the Plan year are eligible to make catch up contributions. The Company matches 50% of the first 6% of compensation that a participant contributes to the Plan once meeting match eligibility requirements as defined in the plan document. Additional amounts may be contributed at the discretion of the Company’s Board of Directors. No such additional amounts were contributed in 2025. The Plan additionally provides for Roth Elective Deferrals, After-Tax Deferrals, and In-Plan Roth Rollovers.

Participant Accounts

Each participant’s account is credited with the participant’s contribution and allocations of (a) the Company’s matching contributions and any discretionary contributions and (b) Plan earnings, and charged with an allocation of administrative expenses. Allocations are based on participant earnings or account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Vesting

Participants are immediately vested in their contributions plus actual earnings thereon. Vesting in the Company’s matching and discretionary contribution portion of their accounts, plus actual earnings thereon, is based on years of service. Upon a participant’s retirement, permanent disability or death, he or she becomes fully vested in the Plan. If a participant terminates employment for any other reason on or after being credited with at least six years of vesting service, he or she becomes fully vested in the Plan. Prior to the completion of six years of vesting service, the vesting percentages are as follows: 0 - 1 year – 0%; 2 years – 20%; 3 years – 40%; 4 years – 60%; 5 years – 80%; 6 years – 100%. A year of vesting service is credited to participants that complete 1,000 hours of service within a plan year. Hours of service are defined in the plan document and accumulated for employees irrespective of participation in the Plan. Forfeited balances of terminated participants’ nonvested accounts are used to reduce future Company contributions, restore a participant’s account for claims of benefits, or pay Plan expenses. Forfeitures for the year ended December 31, 2025 amounted to approximately $3,426,000. The Company used approximately $3,052,000 to reduce Company contributions to the Plan in 2025. Forfeitures remaining in the Plan at December 31, 2025 and 2024 were approximately $467,000 and $93,000, respectively.

Participant Loans

Notes receivable from participants represent participant loans. Participants may borrow from their fund accounts a minimum of $1,000 up to a maximum equal to the lesser of $50,000 or 50% of their vested account balance. Loan terms range from 1 - 5 years for general purpose loans, or up to 20 years for the purchase of a primary residence. The loans are secured by the balance in the participant’s account and bear fixed interest at the prime rate on the first day of the calendar month in which the loan is made, plus one percent (ranging from 4.25% to 9.50% for loans outstanding at December 31, 2025). Principal and interest are paid ratably through payroll deductions. A participant may only have two loans outstanding at any time.

Payment of Benefits

On termination of service due to retirement, disability or death, a participant or his/her beneficiary may receive either a lump-sum amount or approximately equal monthly, quarterly or semi-monthly installments in cash equal to the value of the participant’s vested interest in his or her account. For termination of service, other than retirement, disability or death, a participant may receive the value of the vested interest in his or her account as a lump-sum distribution.

The Plan allows for general hardship distributions if a participant meets the Plan’s requirements for such distributions.

The Plan will distribute and rollover certain net assets to other plans in connection with participants who have terminated employment and begun participating in other employer plans. Such transactions are recorded in withdrawals and distributions at the fair value of the assets on the date of rollover. Similarly, the Plan allows new participants to rollover or transfer-in assets held in other qualified plans. Such transactions are recorded in participant contributions at fair value.

Administrative Expenses

The Company may elect to pay all administrative expenses of the Plan. Administrative expenses not paid by the Company are paid from Plan assets. All administrative expenses were paid within the Plan in 2025.